Consolidated Balance Sheets (Parentheticals) - $ / shares	Jul. 31, 2022	Oct. 31, 2021	Dec. 31, 2020
Common stock par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	1,000,000,000	1,000,000,000	1,000,000,000
Common stock, shares issued	42,740,581	35,152,623	19,123,768
Common stock, shares outstanding	42,740,581	35,152,623	19,123,768
Preferred Stock par value (in Dollars per share)		$ 0.001	$ 0.001
Preferred stock, shares authorized		20,000,000	20,000,000
Convertible Series B Preferred stock
Preferred Stock par value (in Dollars per share)		$ 0.001	$ 0.001
Preferred stock, shares authorized		500,000	500,000
Preferred stock, shares issued
Preferred stock, shares outstanding